Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (806,883)	$ (116,987)	¥ (6,429,059)	¥ (3,176,914)
Accretion of redeemable convertible preferred shares | ¥			288,380	320,301
Accretion of redeemable noncontrolling interests	7,490	1,086
Net loss attributable to ordinary shareholders	(814,373)	(118,073)	(6,717,439)	¥ (3,497,215)
Denominator:
Weighted average number of ordinary shares outstanding, basic				63,690,000
Weighted average number of ordinary shares outstanding, diluted				63,690,000
Net loss per share, basic | ¥ / shares				¥ (54.91)
Net loss per share, diluted | ¥ / shares				¥ (54.91)
Common Class A [Member]
Numerator:
Net loss	(671,187)	(97,313)	(4,628,133)
Accretion of redeemable convertible preferred shares	0	0	(207,598)
Accretion of redeemable noncontrolling interests	(6,230)	(903)	0
Net loss attributable to ordinary shareholders	¥ (677,417)	$ (98,216)	¥ (4,835,731)
Denominator:
Weighted average number of ordinary shares outstanding, basic	269,787,113	269,787,113	140,170,091
Weighted average number of ordinary shares outstanding, diluted	269,787,113	269,787,113	140,170,091
Net loss per share, basic | (per share)	¥ (2.51)	$ (0.36)	¥ (34.50)
Net loss per share, diluted | (per share)	¥ (2.51)	$ (0.36)	¥ (34.50)
Common Class B [Member]
Numerator:
Net loss	¥ (135,696)	$ (19,674)	¥ (1,800,926)
Accretion of redeemable convertible preferred shares	0	0	(80,782)
Accretion of redeemable noncontrolling interests	(1,260)	(183)	0
Net loss attributable to ordinary shareholders	¥ (136,956)	$ (19,857)	¥ (1,881,708)
Denominator:
Weighted average number of ordinary shares outstanding, basic	54,543,800	54,543,800	54,543,800
Weighted average number of ordinary shares outstanding, diluted	54,543,800	54,543,800	54,543,800
Net loss per share, basic | (per share)	¥ (2.51)	$ (0.36)	¥ (34.50)
Net loss per share, diluted | (per share)	¥ (2.51)	$ (0.36)	¥ (34.50)
Ordinary shares [Member]
Numerator:
Net loss | ¥				¥ (3,176,914)
Accretion of redeemable convertible preferred shares | ¥				(320,301)
Accretion of redeemable noncontrolling interests | ¥				0
Net loss attributable to ordinary shareholders | ¥				¥ (3,497,215)
Denominator:
Weighted average number of ordinary shares outstanding, basic				63,690,000
Weighted average number of ordinary shares outstanding, diluted				63,690,000
Net loss per share, basic | ¥ / shares				¥ (54.91)
Net loss per share, diluted | ¥ / shares				¥ (54.91)